PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of useful life of property plant equipment
Property, equipment and software are stated at cost less accumulated depreciation. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follow:

Category	Estimated useful lives
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets
Electronic equipment	3 years
Furniture	3 years
Software	3 years
Vehicles	3 years